Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Statements [Line Items]
Disclosure of information about key management personnel [Table Text Block]
	Year ended December 31,
	2024	2023
	$	$
Salaries and benefits	1,621	1,873
Share‐based compensation	5,092	4,671
Total compensation paid to related parties	6,713	6,544